Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders’ Equity
Note 21 - Shareholders’ Equity
As of June 30, 2026, our shares were listed on the NYSE and the OSE. The Company’s common shares have a par value of $0.10 per share.
Authorized shares

(In number of shares)	June 30, 2026	December 31, 2025
Authorized share capital	365,000,000	365,000,000
Issued shares, treasury shares and outstanding share capital

(In number of shares)	June 30, 2026	December 31, 2025
Issued	315,400,000	315,400,000
Treasury shares (1)	6,887,259	8,184,581
Outstanding	308,512,741	307,215,419
(1) The movement in treasury shares for six months ended June 30, 2026 consists of a reduction of 2,997,322 treasury shares to settle 2,470,000 share options exercised and 527,322 vested RSUs, partially offset by an addition of 1,700,000 shares, previously lent under the SLA, which were returned in April 2026.
At June 30, 2026, 1,567,949 of our treasury shares had been bought back in 2024 and 2025 at an average value of $3.73 per share and 5,319,310 shares were issued at par value of $0.10 per share, and were previously subject to lending under our SLA, as defined below.
Share Lending Agreement
The Company has a Share Lending Agreement (“SLA”) with DNB Markets (“DNB”) through which the Company has made certain of its common shares available to lend to DNB for the purposes of allowing the holders of the Company’s Convertible Bonds due 2028 to perform hedging activities (“Issuer Lending Shares”).
The termination date of the SLA is defined as the earlier of the date the SLA is terminated or all of the Convertible Bonds due 2028 are either redeemed, converted or mature. If an investor returns any Issued Lending Shares to DNB, DNB shall return those shares to the Company immediately, and at the expiration of the SLA, DNB must return all of the Issuer Lending Shares to the Company. During the three and six months ended June 30, 2026 1,700,000 shares under the SLA were returned from DNB to the Company and as a result, the SLA was cancelled per its terms.
Certain costs related to the formation of the SLA were accounted for as a deferred finance charge of the Convertible Bonds due 2028 (see Note 17 - Debt). During the three and six months ended June 30, 2026, $4.6 million (zero for the three and six months ended June 30, 2025) of these costs have been written-off as a loss on extinguishment. During the three and six months ended June 30, 2026, zero and $0.6 million, respectively, ($0.6 million and $1.2 million for the three and six months ended June 30, 2025, respectively) of amortization was recognized within interest expense in the Unaudited Condensed Consolidated Statements of Operations related to the amortization of these deferred finance charges.
As of June 30, 2026, the Company had zero shares (1,700,000 as of December 31, 2025) loaned to DNB under the SLA. As of June 30, 2026, the unamortized amount of the deferred finance charges associated with the SLA was zero ($5.2 million as of December 31, 2025), which was included as an offset to the related debt on the Unaudited Condensed Consolidated Balance Sheets.
Share option plan
During the three months ended June 30, 2026, the Company issued 2,511,666 treasury shares following the exercise of 2,011,666 employee share options, and in settlement of 500,000 RSUs that vested in 2025. During the six months ended June 30, 2026, the Company issued 2,997,322 treasury shares following the exercise of 2,470,000 employee share options and in settlement of 527,322 RSUs that vested in 2025. During the three and six months ended June 30, 2025, no share options were exercised and no RSUs were settled.
Cash Distributions
During the six months ended June 30, 2026 no cash distributions were declared. During the six months ended June 30, 2025 the Company declared a cash distribution of $0.02 per share, for a total of $4.7 million, from the Company's contributed surplus account.